SUBSIDIARY HELD FOR SALE (Details) - ZAR (R) R in Millions			12 Months Ended
		Aug. 18, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment			R 8,542.2	R 6,794.9
Capital prepayments			188.3	159.1
Trade and other receivables			329.6	479.0
Cash and cash equivalents			1,306.2	521.5	R 2,471.4	R 2,525.6
Assets held for sale			120.8	0.0
Trade and other payables			954.4	917.4
Liabilities directly associated with the assets held for sale			9.9	0.0
Net cash outflow from operating activities			3,511.1	1,845.2	1,655.6
Net cash outflow from investing activities			(2,283.3)	(3,042.6)	(1,186.5)
Net decrease in cash and cash equivalents			784.7	(1,948.1)	(63.1)
Profit for the year	[1]		R 2,242.7	1,328.7	R 1,281.4
Stellar
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary			50.25%
Stellar | Major ordinary share transactions
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary		89.94%
Disposal groups classified as held for sale | Stellar
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment			R 48.4	0.0
Capital prepayments			56.9	0.0
Trade and other receivables			15.4	0.0
Cash and cash equivalents			0.1	0.0
Assets held for sale			120.8	0.0
Trade and other payables			8.5	0.0
Loan payable			1.4	0.0
Liabilities directly associated with the assets held for sale			9.9	0.0
Net cash outflow from operating activities			5.6	0.0
Net cash outflow from investing activities			105.3	0.0
Net decrease in cash and cash equivalents			110.9	0.0
Profit for the year			R (2.1)	R 0.0

[1]
[1]Included in profit for the year and total comprehensive income for the year is a loss from subsidiary held for sale of R2.1 million. Of this loss, R1 million is attributable to non-controlling interest ("NCI").